Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Building with carrying amount	$ 2,650,886	$ 2,514,152
Finance lease obligation	429,693	240,700
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	1,010,978
Impairment of fixed assets